Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000256623
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class A
Trading Symbol	AOBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 26.52%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Balanced Fund Class A @ NAV - $25,595	Victory Pioneer Balanced Fund Class A @ MOP - $25,016	S&P 500 Index (regulatory broad based index) - $34,458	Bloomberg U.S. Aggregate Bond Index - $11,431	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $25,130
7/16	$10,000	$9,774	$10,000	$10,000	$10,000
7/17	$10,894	$10,647	$11,365	$9,949	$10,919
7/18	$11,911	$11,641	$12,957	$9,869	$11,927
7/19	$12,924	$12,631	$13,712	$10,666	$12,938
7/20	$13,914	$13,599	$15,049	$11,746	$14,470
7/21	$16,763	$16,384	$20,221	$11,664	$17,439
7/22	$15,551	$15,199	$19,002	$10,600	$16,365
7/23	$16,563	$16,188	$21,112	$10,243	$17,417
7/24	$18,691	$18,268	$25,406	$10,766	$20,057
7/25	$20,244	$19,786	$29,165	$11,130	$22,295
7/26	$25,595	$25,016	$34,458	$11,431	$25,130

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	26.52%Footnote Reference	8.83%	9.85%
Class A @ MOP	23.57%	8.34%	9.60%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 491,179,000
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 2,229,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%

C000256620
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class C
Trading Symbol	PCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$187	1.66%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class C shares at NAV returned 25.50%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Balanced Fund Class C @ NAV - $24,129	Victory Pioneer Balanced Fund Class C @ CDSC - $24,129	S&P 500 Index (regulatory broad based index) - $34,458	Bloomberg U.S. Aggregate Bond Index - $11,431	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $25,130
7/16	$10,000	$10,000	$10,000	$10,000	$10,000
7/17	$10,810	$10,810	$11,365	$9,949	$10,919
7/18	$11,743	$11,743	$12,957	$9,869	$11,927
7/19	$12,645	$12,645	$13,712	$10,666	$12,938
7/20	$13,507	$13,507	$15,049	$11,746	$14,470
7/21	$16,159	$16,159	$20,221	$11,664	$17,439
7/22	$14,879	$14,879	$19,002	$10,600	$16,365
7/23	$15,725	$15,725	$21,112	$10,243	$17,417
7/24	$17,621	$17,621	$25,406	$10,766	$20,057
7/25	$19,085	$19,085	$29,165	$11,130	$22,295
7/26	$24,129	$24,129	$34,458	$11,431	$25,130

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	25.50%Footnote Reference	8.03%	9.21%
Class C @ CDSC	24.50%	8.03%	9.21%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 491,179,000
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 2,229,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%

C000256621
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class R6
Trading Symbol	PCBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class R6 shares returned 26.85%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Balanced Fund Class R6 - $26,400	S&P 500 Index (regulatory broad based index) - $34,458	Bloomberg U.S. Aggregate Bond Index - $11,431	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $25,130
7/16	$10,000	$10,000	$10,000	$10,000
7/17	$10,936	$11,365	$9,949	$10,919
7/18	$11,993	$12,957	$9,869	$11,927
7/19	$13,039	$13,712	$10,666	$12,938
7/20	$14,072	$15,049	$11,746	$14,470
7/21	$17,022	$20,221	$11,664	$17,439
7/22	$15,847	$19,002	$10,600	$16,365
7/23	$16,912	$21,112	$10,243	$17,417
7/24	$19,144	$25,406	$10,766	$20,057
7/25	$20,812	$29,165	$11,130	$22,295
7/26	$26,400	$34,458	$11,431	$25,130

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	26.85%Footnote Reference	9.17%	10.19%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 491,179,000
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 2,229,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%

C000256622
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class Y
Trading Symbol	AYBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 26.71%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Balanced Fund Class Y - $2,630,375	S&P 500 Index (regulatory broad based index) - $3,445,767	Bloomberg U.S. Aggregate Bond Index - $1,143,141	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $2,513,049
7/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/17	$1,092,577	$1,136,502	$994,854	$1,091,856
7/18	$1,198,250	$1,295,680	$986,891	$1,192,665
7/19	$1,303,321	$1,371,172	$1,066,640	$1,293,798
7/20	$1,408,347	$1,504,932	$1,174,599	$1,446,964
7/21	$1,702,246	$2,022,111	$1,166,355	$1,743,910
7/22	$1,584,044	$1,900,207	$1,060,024	$1,636,536
7/23	$1,692,522	$2,111,226	$1,024,327	$1,741,685
7/24	$1,912,960	$2,540,624	$1,076,579	$2,005,697
7/25	$2,077,300	$2,916,539	$1,112,982	$2,229,505
7/26	$2,630,375	$3,445,767	$1,143,141	$2,513,049

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	26.71%Footnote Reference	9.09%	10.15%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 491,179,000
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 2,229,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%

C000256483
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 15.79%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Income Fund Class A @ NAV - $23,438	Victory Pioneer Multi-Asset Income Fund Class A @ MOP - $22,918	MSCI All Country World Index (regulatory broad based index) - $31,950	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $16,723	Bloomberg U.S. Aggregate Bond Index - $11,431
7/16	$10,000	$9,778	$10,000	$10,000	$10,000
7/17	$11,620	$11,362	$11,706	$10,536	$9,949
7/18	$12,238	$11,966	$12,989	$10,881	$9,869
7/19	$12,046	$11,779	$13,373	$11,599	$10,666
7/20	$12,080	$11,811	$14,335	$12,720	$11,746
7/21	$14,578	$14,254	$19,092	$14,036	$11,664
7/22	$14,514	$14,192	$17,090	$12,716	$10,600
7/23	$15,847	$15,495	$19,296	$13,003	$10,243
7/24	$17,678	$17,286	$22,580	$14,202	$10,766
7/25	$20,182	$19,734	$26,165	$15,296	$11,130
7/26	$23,438	$22,918	$31,950	$16,723	$11,431

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	15.79%Footnote Reference	9.96%	8.89%
Class A @ MOP	13.51%	9.46%	8.65%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 9,607,671,000
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 32,990,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%

C000256480
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$167	1.55%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class C shares at NAV returned 15.05%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Income Fund Class C @ NAV - $21,981	Victory Pioneer Multi-Asset Income Fund Class C @ CDSC - $21,981	MSCI All Country World Index (regulatory broad based index) - $31,950	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $16,723	Bloomberg U.S. Aggregate Bond Index - $11,431
7/16	$10,000	$10,000	$10,000	$10,000	$10,000
7/17	$11,509	$11,509	$11,706	$10,536	$9,949
7/18	$12,038	$12,038	$12,989	$10,881	$9,869
7/19	$11,747	$11,747	$13,373	$11,599	$10,666
7/20	$11,684	$11,684	$14,335	$12,720	$11,746
7/21	$13,997	$13,997	$19,092	$14,036	$11,664
7/22	$13,828	$13,828	$17,090	$12,716	$10,600
7/23	$14,986	$14,986	$19,296	$13,003	$10,243
7/24	$16,579	$16,579	$22,580	$14,202	$10,766
7/25	$18,927	$18,927	$26,165	$15,296	$11,130
7/26	$21,981	$21,981	$31,950	$16,723	$11,431

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	15.05%Footnote Reference	9.13%	8.19%
Class C @ CDSC	14.30%	9.13%	8.19%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 9,607,671,000
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 32,990,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%

C000256481
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PMFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class R6 shares returned 16.09%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Income Fund Class R6 - $24,457	MSCI All Country World Index (regulatory broad based index) - $31,950	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $16,723	Bloomberg U.S. Aggregate Bond Index - $11,431
7/16	$10,000	$10,000	$10,000	$10,000
7/17	$11,662	$11,706	$10,536	$9,949
7/18	$12,537	$12,989	$10,881	$9,869
7/19	$12,371	$13,373	$11,599	$10,666
7/20	$12,424	$14,335	$12,720	$11,746
7/21	$15,042	$19,092	$14,036	$11,664
7/22	$14,978	$17,090	$12,716	$10,600
7/23	$16,413	$19,296	$13,003	$10,243
7/24	$18,355	$22,580	$14,202	$10,766
7/25	$21,023	$26,165	$15,296	$11,130
7/26	$24,457	$31,950	$16,723	$11,431

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	16.09%Footnote Reference	10.21%	9.36%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 9,607,671,000
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 32,990,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%

C000256482
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 16.14%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Income Fund Class Y - $2,385,218	MSCI All Country World Index (regulatory broad based index) - $3,194,969	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $1,672,343	Bloomberg U.S. Aggregate Bond Index - $1,143,141
7/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/17	$1,163,355	$1,170,585	$1,053,590	$994,854
7/18	$1,228,872	$1,298,935	$1,088,066	$986,891
7/19	$1,211,021	$1,337,260	$1,159,867	$1,066,640
7/20	$1,214,266	$1,433,510	$1,271,982	$1,174,599
7/21	$1,469,063	$1,909,152	$1,403,559	$1,166,355
7/22	$1,465,427	$1,708,987	$1,271,634	$1,060,024
7/23	$1,603,375	$1,929,626	$1,300,271	$1,024,327
7/24	$1,792,546	$2,258,038	$1,420,171	$1,076,579
7/25	$2,049,321	$2,616,493	$1,529,645	$1,112,982
7/26	$2,385,218	$3,194,969	$1,672,343	$1,143,141

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	16.14%Footnote Reference	10.18%	9.08%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 9,607,671,000
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 32,990,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%

C000256536
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Securitized Income Fund
Class Name	Class A
Trading Symbol	SIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 4.14%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.71%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 4.10% over the period.

  The Fund generated a positive absolute return and outperformed the performance benchmark across nearly all sectors.

  Asset-backed securities were the largest contributor to absolute returns, followed closely by residential mortgage-backed securities (RMBS). Throughout the year, credit spreads narrowed, resulting in higher price returns.

  Subprime auto asset-backed securities were the largest detractor from relative performance, primarily because of adverse security selection in that segment.

  We remain relatively defensively positioned through an up in quality tilt and diversification across sectors. We will be looking for opportunities to selectively reposition the portfolio after rapidly changing relative market valuations.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Securitized Income Fund Class A @ NAV - $13,144	Victory Pioneer Securitized Income Fund Class A @ MOP - $12,852	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,898	Bloomberg U.S. Securitized Index - $10,140
7/21Footnote Reference*	$10,000	$9,778	$10,000	$10,000
7/21	$10,028	$9,805	$10,099	$10,058
7/22	$9,924	$9,704	$9,178	$9,378
7/23	$10,445	$10,213	$8,869	$8,956
7/24	$11,711	$11,451	$9,321	$9,411
7/25	$12,621	$12,341	$9,637	$9,741
7/26	$13,144	$12,852	$9,898	$10,140

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	4.14%	5.56%	5.53%
Class A @ MOP	1.81%	5.09%	5.06%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	-0.20%
Bloomberg U.S. Securitized Index	4.10%	0.16%	0.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 319,126,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,566,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$319,126
Number of Holdings	329
Investment Advisory Fees	$1,566
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Collateralized Mortgage Obligations	45.0%
Asset-Backed Securities	38.9%
U.S. Government Agency Mortgages	7.3%
Collateralized Loan Obligations	4.0%

C000256535
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Securitized Income Fund
Class Name	Class Y
Trading Symbol	SYFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 4.40%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.71%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 4.10% over the period.

  The Fund generated a positive absolute return and outperformed the performance benchmark across nearly all sectors.

  Asset-backed securities were the largest contributor to absolute returns, followed closely by residential mortgage-backed securities (RMBS). Throughout the year, credit spreads narrowed, resulting in higher price returns.

  Subprime auto asset-backed securities were the largest detractor from relative performance, primarily because of adverse security selection in that segment.

  We remain relatively defensively positioned through an up in quality tilt and diversification across sectors. We will be looking for opportunities to selectively reposition the portfolio after rapidly changing relative market valuations.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Securitized Income Fund Class Y - $1,480,444	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,048,935	Bloomberg U.S. Securitized Index - $1,052,272
12/19Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
7/20	$896,242	$1,077,800	$1,041,851
7/21	$1,115,601	$1,070,237	$1,043,731
7/22	$1,108,069	$972,668	$973,221
7/23	$1,169,047	$939,913	$929,424
7/24	$1,311,167	$987,858	$976,618
7/25	$1,418,044	$1,021,261	$1,010,850
7/26	$1,480,444	$1,048,935	$1,052,272

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class Y	4.40%	5.82%	6.08%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	0.72%
Bloomberg U.S. Securitized Index	4.10%	0.16%	0.77%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 319,126,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,566,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$319,126
Number of Holdings	329
Investment Advisory Fees	$1,566
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Collateralized Mortgage Obligations	45.0%
Asset-Backed Securities	38.9%
U.S. Government Agency Mortgages	7.3%
Collateralized Loan Obligations	4.0%

C000256473
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class A
Trading Symbol	PIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 18.24%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI World NR Index, returned 20.41% over the period.

  All of the underlying funds had positive returns over the period led by Victory Pioneer Global Equity Fund (33.05%) and Victory Pioneer International Equity Fund (32.87%). The Fund’s largest holding, Victory Pioneer Multi-Asset Income Fund, also generated a strong return (16.35%) over the period.

  Fixed income funds did not perform as strongly as equity and multi-asset funds over the period. These funds had returns in excess of the Bloomberg US Aggregate Bond Index, but did lag the returns of the fund overall. Victory Pioneer Multi-Asset Ultrashort Income (4.07%), Victory Pioneer Bond (3.51%), and Victory Pioneer Short Term Income (2.87%).

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Solutions - Balanced Fund Class A @ NAV - $21,271	Victory Pioneer Solutions - Balanced Fund Class A @ MOP - $20,052	MSCI All Country World Index (regulatory broad based index) - $31,950	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index - $22,143	Bloomberg U.S. Aggregate Bond Index - $11,431	MSCI World Index (Net) - $33,139
7/16	$10,000	$9,427	$10,000	$10,000	$10,000	$10,000
7/17	$10,704	$10,090	$11,706	$10,920	$9,949	$11,612
7/18	$11,109	$10,472	$12,989	$11,656	$9,869	$12,991
7/19	$10,962	$10,334	$13,373	$12,327	$10,666	$13,462
7/20	$11,298	$10,650	$14,335	$13,434	$11,746	$14,435
7/21	$14,026	$13,222	$19,092	$16,095	$11,664	$19,498
7/22	$13,047	$12,299	$17,090	$14,663	$10,600	$17,711
7/23	$14,224	$13,409	$19,296	$15,639	$10,243	$20,099
7/24	$15,941	$15,027	$22,580	$17,665	$10,766	$23,784
7/25	$17,989	$16,958	$26,165	$19,565	$11,130	$27,522
7/26	$21,271	$20,052	$31,950	$22,143	$11,431	$33,139

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	18.24%Footnote Reference	8.69%	7.84%
Class A @ MOP	11.44%	7.40%	7.21%
MSCI All Country World Index	22.11%	10.85%	12.32%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.18%	6.59%	8.27%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
MSCI World Index (Net)	20.41%	11.19%	12.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 435,887,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$435,887
Number of Holdings	17
Investment Advisory Fees	$-
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Victory Pioneer Multi-Asset Income Fund, Class R6	29.8%
Victory Pioneer Global Equity Fund, Class R6	19.5%
Victory Pioneer International Equity Fund, Class R6	9.1%
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6	8.7%
Victory Pioneer Equity Premium Income Fund, Class R6	7.6%
Victory Pioneer Bond Fund, Class R6	6.4%
Victory Pioneer Balanced Fund, Class R6	4.7%
Victory Pioneer Active Credit Fund, Class Y	2.8%
Victory Pioneer Securitized Income Fund, Class Y	2.7%
Victory Pioneer CAT Bond Fund, Class R6	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Affiliated Mutual Funds	99.9%

C000256475
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class C
Trading Symbol	PIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class C shares at NAV returned 17.35%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI World NR Index, returned 20.41% over the period.

  All of the underlying funds had positive returns over the period led by Victory Pioneer Global Equity Fund (33.05%) and Victory Pioneer International Equity Fund (32.87%). The Fund’s largest holding, Victory Pioneer Multi-Asset Income Fund, also generated a strong return (16.35%) over the period.

  Fixed income funds did not perform as strongly as equity and multi-asset funds over the period. These funds had returns in excess of the Bloomberg US Aggregate Bond Index, but did lag the returns of the fund overall. Victory Pioneer Multi-Asset Ultrashort Income (4.07%), Victory Pioneer Bond (3.51%), and Victory Pioneer Short Term Income (2.87%).

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Solutions - Balanced Fund Class C @ NAV - $20,063	Victory Pioneer Solutions - Balanced Fund Class C @ CDSC - $20,063	MSCI All Country World Index (regulatory broad based index) - $31,950	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index - $22,143	Bloomberg U.S. Aggregate Bond Index - $11,431	MSCI World Index (Net) - $33,139
7/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
7/17	$10,626	$10,626	$11,706	$10,920	$9,949	$11,612
7/18	$10,955	$10,955	$12,989	$11,656	$9,869	$12,991
7/19	$10,720	$10,720	$13,373	$12,327	$10,666	$13,462
7/20	$10,972	$10,972	$14,335	$13,434	$11,746	$14,435
7/21	$13,532	$13,532	$19,092	$16,095	$11,664	$19,498
7/22	$12,501	$12,501	$17,090	$14,663	$10,600	$17,711
7/23	$13,520	$13,520	$19,296	$15,639	$10,243	$20,099
7/24	$15,036	$15,036	$22,580	$17,665	$10,766	$23,784
7/25	$16,968	$16,968	$26,165	$19,565	$11,130	$27,522
7/26	$20,063	$20,063	$31,950	$22,143	$11,431	$33,139

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	17.35%Footnote Reference	7.88%	7.21%
Class C @ CDSC	16.35%	7.88%	7.21%
MSCI All Country World Index	22.11%	10.85%	12.32%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.18%	6.59%	8.27%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
MSCI World Index (Net)	20.41%	11.19%	12.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 435,887,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$435,887
Number of Holdings	17
Investment Advisory Fees	$-
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Victory Pioneer Multi-Asset Income Fund, Class R6	29.8%
Victory Pioneer Global Equity Fund, Class R6	19.5%
Victory Pioneer International Equity Fund, Class R6	9.1%
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6	8.7%
Victory Pioneer Equity Premium Income Fund, Class R6	7.6%
Victory Pioneer Bond Fund, Class R6	6.4%
Victory Pioneer Balanced Fund, Class R6	4.7%
Victory Pioneer Active Credit Fund, Class Y	2.8%
Victory Pioneer Securitized Income Fund, Class Y	2.7%
Victory Pioneer CAT Bond Fund, Class R6	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Affiliated Mutual Funds	99.9%

C000256474
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class Y
Trading Symbol	IMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 18.44%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI World NR Index, returned 20.41% over the period.

  All of the underlying funds had positive returns over the period led by Victory Pioneer Global Equity Fund (33.05%) and Victory Pioneer International Equity Fund (32.87%). The Fund’s largest holding, Victory Pioneer Multi-Asset Income Fund, also generated a strong return (16.35%) over the period.

  Fixed income funds did not perform as strongly as equity and multi-asset funds over the period. These funds had returns in excess of the Bloomberg US Aggregate Bond Index, but did lag the returns of the fund overall. Victory Pioneer Multi-Asset Ultrashort Income (4.07%), Victory Pioneer Bond (3.51%), and Victory Pioneer Short Term Income (2.87%).

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Solutions - Balanced Fund Class Y - $2,170,387	MSCI All Country World Index (regulatory broad based index) - $3,194,969	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index - $2,214,345	Bloomberg U.S. Aggregate Bond Index - $1,143,141	MSCI World Index (Net) - $3,313,941
7/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/17	$1,073,252	$1,170,585	$1,092,045	$994,854	$1,161,186
7/18	$1,115,542	$1,298,935	$1,165,630	$986,891	$1,299,128
7/19	$1,102,815	$1,337,260	$1,232,677	$1,066,640	$1,346,166
7/20	$1,139,344	$1,433,510	$1,343,375	$1,174,599	$1,443,527
7/21	$1,417,513	$1,909,152	$1,609,512	$1,166,355	$1,949,813
7/22	$1,323,885	$1,708,987	$1,466,252	$1,060,024	$1,771,136
7/23	$1,444,100	$1,929,626	$1,563,874	$1,024,327	$2,009,910
7/24	$1,620,440	$2,258,038	$1,766,489	$1,076,579	$2,378,430
7/25	$1,832,429	$2,616,493	$1,956,477	$1,112,982	$2,752,214
7/26	$2,170,387	$3,194,969	$2,214,345	$1,143,141	$3,313,941

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	18.44%Footnote Reference	8.89%	8.06%
MSCI All Country World Index	22.11%	10.85%	12.32%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.18%	6.59%	8.27%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
MSCI World Index (Net)	20.41%	11.19%	12.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 435,887,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$435,887
Number of Holdings	17
Investment Advisory Fees	$-
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Victory Pioneer Multi-Asset Income Fund, Class R6	29.8%
Victory Pioneer Global Equity Fund, Class R6	19.5%
Victory Pioneer International Equity Fund, Class R6	9.1%
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6	8.7%
Victory Pioneer Equity Premium Income Fund, Class R6	7.6%
Victory Pioneer Bond Fund, Class R6	6.4%
Victory Pioneer Balanced Fund, Class R6	4.7%
Victory Pioneer Active Credit Fund, Class Y	2.8%
Victory Pioneer Securitized Income Fund, Class Y	2.7%
Victory Pioneer CAT Bond Fund, Class R6	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Affiliated Mutual Funds	99.9%